Consolidated Balance Sheets (Parentheticals) $ in Thousands	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
Accounts receivable, allowance for doubtful accounts | $	$ 235	$ 235
Common Class A [Member]
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Common stock, votes per share	1	1
Common stock, shares authorized (in shares)	10,500,000	10,500,000
Common stock, shares issued (in shares)	3,191,100	3,191,100
Common stock, shares outstanding (in shares)	3,191,100	3,191,100
Common Class B [Member]
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Common stock, votes per share	10	10
Common stock, shares authorized (in shares)	1,000,000	1,000,000
Common stock, shares issued (in shares)	612,231	612,231
Common stock, shares outstanding (in shares)	612,231	612,231